CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $)	Total	Issued Common Stock [Member]	Issuable Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ (1,780,735)	$ 1,374,307	$ 13,480	$ 96,778,394	$ (110,025,222)	$ 10,078,306
Balance, shares at Dec. 31, 2010		137,430,786	1,347,915
Common stock issued for options and warrants exercised for cash, Shares		3,756,205
Common stock issued for options and warrants exercised for cash, Amount	849,821	37,561		812,260
Common stock issued/issuable for restricted stock vesting, Shares			153,225
Common stock issued/issuable for restricted stock vesting, Amount	190,000		1,532	188,468
Issuance of issuable share, net of cancellations, Shares		1,429,181	(1,429,181)
Issuance of issuable share, net of cancellations, Amount		14,292	(14,292)
Common stock issued for settlement of note payable and accrued interest, Shares		333,333
Common stock issued for settlement of note payable and accrued interest, Amount	160,000	3,333		156,667
Common stock issued for cashless option exercises, Shares		3,341,970
Common stock issued for cashless option exercises, Amount		33,420		(33,420)
Restricted stock issued to an employee and then cancelled, Shares		(29,118)
Restricted stock issued to an employee and then cancelled, Amount		(291)		291
Stock options granted and vested to employees, directors and advisors	6,478,229			6,478,229
Derivative impact of warrant exercises	110,591			110,591
Preferred stock dividends	(103,000)			(103,000)
Note discount from warrants	415,751			415,751
Net loss	(5,861,599)				(7,551,674)	1,690,075
Balance at Dec. 31, 2011	458,986	1,462,622	720	104,804,159	(117,576,896)	11,768,381
Balance, shares at Dec. 31, 2011		146,262,357	71,959
Balance at Dec. 31, 2009	(9,762,324)	1,168,308	6,301	66,349,999	(87,893,515)	10,606,583
Balance, shares at Dec. 31, 2009		116,830,850	630,089
Common stock issued for conversion of convertible notes shares		7,018,372
Common stock issued for conversion of convertible notes, Amount	2,526,615	70,184		2,456,431
Common stock issued for options and warrants exercised for cash, Shares		4,899,812	618,165
Common stock issued for options and warrants exercised for cash, Amount	1,224,442	48,998	6,182	1,169,262
Common stock issued/issuable for cashless option and warrant exercises, Shares		7,065,101	230,523
Common stock issued/issuable for cashless option and warrant exercises, Amount		70,651	2,305	(72,956)
Common stock issued for conversion of Series A preferred stock, Shares		24,000
Common stock issued for conversion of Series A preferred stock, Amount	25,000	240		24,760
Common stock issued for conversion of Series B preferred stock, Shares		27,555
Common stock issued for conversion of Series B preferred stock holdings, Amount	82,500	275		82,225
Common stock issued for salary, Shares		35,779
Common stock issued for salary, Amount	14,668	358		14,310
Common stock issued for accrued interest, Shares		30,160
Common stock issued for accrued interest, Amount	30,462	302		30,160
Common stock and warrants issued for cash, Shares		707,792
Common stock and warrants issued for cash, Amount	545,000	7,078		537,922
Common stock and warrants issued for settlement, Shares		136,975	122,857
Common stock and warrants issued for settlement, Amount	240,829	1,370	1,229	238,230
Issued issuable vested restricted common stock, shares		357,140	58,140
Issued issuable vested restricted common stock, amount		3,571	581	(4,152)
Common stock reissued, Shares		27,250
Common stock reissued, Amount		272		(272)
Common stock issued to employees, then cancelled, Shares			(41,859)
Common stock issued to employees, then cancelled, Amount			(418)	418
Issuance of previously issuable shares, Shares		270,000	(270,000)
Issuance of previously issuable shares, Amount		2,700	(2,700)
Stock options granted and vested to employees, directors and advisors	5,339,556			5,339,556
Derivative impact of note conversions/repayments	5,100,128			5,100,128
Derivative impact of warrant exercises	8,217,504			8,217,504
Derivative impact of warrant modifications	6,353,667			6,353,667
Preferred stock dividends	(105,500)			(105,500)
Warrants modified for cash	777,150			777,150
Warrants issued with convertible debt	91,116			91,116
Restricted stock vesting	178,436			178,436
Net loss	(22,659,984)				(22,131,707)	(528,277)
Balance at Dec. 31, 2010	(1,780,735)	1,374,307	13,480	96,778,394	(110,025,222)	10,078,306
Balance, shares at Dec. 31, 2010		137,430,786	1,347,915
Balance at Dec. 31, 2011	458,986	1,462,622	720	104,804,159	(117,576,896)	11,768,381
Balance, shares at Dec. 31, 2011		146,262,357	71,959
Common stock issued for conversion of convertible notes shares		1,178,571
Common stock issued for conversion of convertible notes, Amount	723,216	11,786		711,430
Common stock issued for options and warrants exercised for cash, Shares		1,462,832
Common stock issued for options and warrants exercised for cash, Amount	278,675	14,628		264,047
Common stock issued/issuable for cashless option and warrant exercises, Shares		2,097,927	1,026,360
Common stock issued/issuable for cashless option and warrant exercises, Amount		20,979	10,264	(31,243)
Common stock issued for conversion of Series B preferred stock, Shares	1,231,484	1,232,319
Common stock issued for conversion of Series B preferred stock holdings, Amount	445,834	12,323		433,511
Common stock issued/issuable for restricted stock vesting, Shares		132,214	581
Common stock issued/issuable for restricted stock vesting, Amount		1,323	58,139	(1,904)
Issuance of issuable share, net of cancellations, Shares		71,959	(720)
Issuance of issuable share, net of cancellations, Amount		720	(71,959)
Common stock issued for cashless option exercises, Shares		758,646
Common stock issued for cashless option exercises, Amount		7,586		(7,586)
Stock options granted and vested to employees, directors and advisors	1,465,692			1,465,692
Derivative impact of warrant exercises	108,852			108,852
Preferred stock dividends	(102,813)			(102,813)
Distribution to noncontrolling partners	(3,160,375)					(3,160,375)
Warrants modified for cash	107,400			107,400
Restricted stock vesting	15,000			15,000
Net loss	1,054,067				239,013	815,054
Balance at Dec. 31, 2012	$ 1,394,534	$ 1,524,381	$ 10,845	$ 107,774,131	$ (117,337,883)	$ 9,423,060
Balance, shares at Dec. 31, 2012		152,438,179	1,084,499